Share-Based Payments (Details) - Schedule of Movement of Share-Based Payment Reserves - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Schedule of Movement of Share-Based Payment Reserves [Abstract]
Beginning balance	$ 415,573	$ 1,512,490
Share options exercised during the period (in Dollars per share)	$ (183,112)	$ (919,916)
Reversal of prior provisions	$ (142,967)	$ (536,366)
Share-based payments expense during the year		359,365
Ending balance	$ 89,494	$ 415,573